Basis of Presentation and General Information-Additional Information (Details) (USD $)	3 Months Ended	10 Months Ended	7 Months Ended	1 Months Ended	6 Months Ended
	Mar. 27, 2012 Follow on offering [Member]	Oct. 19, 2012 Second follow-on offering [Member]	Aug. 07, 2013 Public offering of Series B Cumulative Redeemable Perpetual Preferred Stock [Member]	Jan. 21, 2014 Public Offering of Series C Cumulative Redeemable Perpetual Preferred Stock [Member]	Jun. 30, 2014 Costamare Inc [Member]	Jun. 30, 2014 Fleet information [Member]	Dec. 31, 2013 Fleet information [Member]	Jun. 30, 2014 Number of Subsidiaries [Member]
Entity Incorporation State Country Name					Republic of Marshall Islands
Entity Incorporation Date Of Incorporation					Apr. 21, 2008
Number of shipowning companies acquired during the entity's reorganization					53
Date of reorganization completion					November 2008
Date of IPO completion					November 4, 2010
Preferred stock dividend rate			7.625%	8.50%
Stock Issued During Period Shares New Issues	7,500,000	7,000,000	2,000,000	4,000,000
Common Stock Par Or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share	$ 14.1	$ 14	$ 25	$ 25
Balance of shares as at period end					74,800,000
Percentage of outstanding common shares owned by the Family					64.80%
Number of vessels at period end						56	52
Carrying capacity of vessels at period end (TEU)						324,849	295,872
Number of wholly owned subsidiaries with vessels								56
Number of wholly owned subsidiaries that sold or disposed their vessels and became dormant								29
Number of wholly owned subsidiaries established for future acquisitions or investments								2
Total wholly owned subsidiaries as at period end								87